Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	7. Inventories: Inventories in the accompanying consolidated balance sheets are analyzed as follows:
	2012	2011
Lubricants	471	1,468
Bunkers	-	1,044
Total	471	2,512